Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of net debt and corresponding gearing ratios
The net debt and corresponding gearing ratios as of December 2021 and 2020 were as follows:

	2021	2020

Group debt (Note 37) (i)	7,073,021	827,785
Structured financing (Note 20 (b))	2,415,400	874,771
Total debt	9,488,421	1,702,556
Cash	(2,485,641)	(1,954,788)
Securities purchased under agreements to resell (Note 6 (a))	(1,071,328)	(593,673)
Certificate deposits (Securities) (Note 7 (a))	(194,892)	(111,927)
Net debt	5,736,560	(957,832)

Total equity	14,416,836	10,894,609
Total capital	20,153,396	9,936,777
Gearing ratio %	28.46%	(9.64)%
(i)    Includes Debentures and Bonds designated as fair value through profit or loss. See Note 7(e) and 17, respectively.